Loans and Allowance for Loan Losses (FY) (Details 8) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Certain Loans Acquired In Transfer Not Accounted	$ 46,100	$ 43,577
Less remaining purchase discount	(13,442)	(10,783)
Total loans, net of purchase discount	32,658	32,794
Less: Allowance for loan losses	(19)	(16)
Carrying amount, net of allowance	32,639	32,778
Commercial Real Estate [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Certain Loans Acquired In Transfer Not Accounted	25,700	23,366
Consumer Real Estate [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Certain Loans Acquired In Transfer Not Accounted	9,620	10,764
Construction and Land Development [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Certain Loans Acquired In Transfer Not Accounted	6,793	6,285
Commercial and Industrial [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Certain Loans Acquired In Transfer Not Accounted	2,973	1,452
Consumer and Other [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Certain Loans Acquired In Transfer Not Accounted	$ 1,014	1,710
Purchased Credit Impaired Loans [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Certain Loans Acquired In Transfer Not Accounted		43,577	$ 35,619
Less remaining purchase discount		(10,783)	(8,426)
Total loans, net of purchase discount		32,794	27,193
Less: Allowance for loan losses		(16)	0
Carrying amount, net of allowance		32,778	27,193
Purchased Credit Impaired Loans [Member] | Commercial Real Estate [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Certain Loans Acquired In Transfer Not Accounted		23,366	18,473
Purchased Credit Impaired Loans [Member] | Consumer Real Estate [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Certain Loans Acquired In Transfer Not Accounted		10,764	12,111
Purchased Credit Impaired Loans [Member] | Construction and Land Development [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Certain Loans Acquired In Transfer Not Accounted		6,285	2,553
Purchased Credit Impaired Loans [Member] | Commercial and Industrial [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Certain Loans Acquired In Transfer Not Accounted		1,452	2,482
Purchased Credit Impaired Loans [Member] | Consumer and Other [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Certain Loans Acquired In Transfer Not Accounted		$ 1,710	$ 0